Cover	Aug. 31, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This Form 8-K/A is filed as an amendment to the Current Report on Form 8-K filed by LuxUrban Hotels Inc. (the “Company” or “we,” “us,” and similar pronouns) on September 1, 2023 (the “Original Form 8-K”) solely in order to file a corrected Exhibit 4.1 to the Original Form 8-K. Other than such correction, there are no other changes to the Original Form 8-K.
Document Period End Date	Aug. 31, 2023
Entity File Number	001-41473
Entity Registrant Name	LuxUrban Hotels Inc.
Entity Central Index Key	0001893311
Entity Tax Identification Number	82-3334945
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2125 Biscayne Blvd
Entity Address, Address Line Two	Suite 253
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(833)
Local Phone Number	723-7368
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	LUXH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false